Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Marriott Ownership Resorts, Inc. 9002 San Marco Court Orlando, Florida 32819	29 April 2022

Re:	MVW 2022-1 LLC (the “Issuer”)
Timeshare Loan-Backed Notes, Series 2022-1 (the “Notes”)
Sample Timeshare Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Marriott Ownership Resorts, Inc. (“MORI”), Credit Suisse Securities (USA) LLC (“Credit Suisse” or the “Structuring Agent”) and Wells Fargo Securities, LLC (“Wells Fargo Securities” together with MORI and Credit Suisse, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of timeshare interest loans corresponding to Marriott Vacation Club (the “MVC Timeshare Loans”), Vistana Signature Experiences (the “VSE Timeshare Loans”), Hyatt Vacation Ownership (the ”HVO Timeshare Loans”) and WHV Resort Group, Inc. (the “WHV Timeshare Loans,” together with the MVC Timeshare Loans, VSE Timeshare Loans and HVO Timeshare Loans, the “Timeshare Loans”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, MORI provided us with:

a.	An electronic data file labeled “2022-1 AUP MVW sample selection data tape.xlsx” and the corresponding record layout and decode information, as applicable (the “Sample Data File”), containing tabs:

i.	Labeled “MVC Sample” that MORI indicated contains information relating to 90 timeshare interest loans corresponding to Marriott Vacation Club (the “MVC Sample Timeshare Loans”),

ii.	Labeled “VSE Sample” that MORI indicated contains information relating to 131 timeshare interest loans corresponding to Vistana Signature Experiences (the “VSE Sample Timeshare Loans”),

iii.	Labeled “HVO Sample” that MORI indicated contains information relating to 16 timeshare interest loans corresponding to Hyatt Vacation Ownership (the “HVO Sample Timeshare Loans”) and

iv.	Labeled “Welk Sample” that MORI indicated contains information relating to 13 timeshare interest loans corresponding to WHV Resort Group, Inc. (the “WHV Sample Timeshare Loans,” together with the MVC Sample Timeshare Loans, VSE Sample Timeshare Loans and HVO Sample Timeshare Loans, the “Sample Timeshare Loans”)

as of 31 March 2022 (the “Preliminary Cut-Off Date”),

b.	Imaged copies of:

i.	The promissory note, lost note affidavit or other related documents (collectively and as applicable, the “MVC Note”),

ii.	The deed of trust (the “MVC Deed of Trust”),

iii.	The mortgage (the “MVC Mortgage”),

iv.	The note and mortgage modification (the “MVC Modification”),

v.	The contract for purchase, purchase agreement or other related documents (collectively and as applicable, the “MVC Contract for Purchase”),

vi.	The contract addendum (the “MVC Contract Addendum”),

vii.	The credit report (the “MVC Credit Report”),

viii.	The HUD-1 uniform settlement statement (the “MVC HUD-1”),

ix.	The summary of closing costs disbursement records, closing disclosure or other related documents (collectively and as applicable, the “MVC Closing Disclosure”) and

x.	Certain screen shots from MORI’s servicing system (the “MortgageServ System Screen Shots,” together with the MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 and MVC Closing Disclosure, the “MVC Source Documents”),

as applicable, that MORI indicated relate to each MVC Sample Timeshare Loan,

c.	Imaged copies of:

i.	The note, adjustable rate note secured by mortgage, note modification agreement or other related documents (collectively and as applicable, the “VSE Note”),

ii.	The mortgage, deed of trust or other related documents (collectively and as applicable, the “VSE Mortgage”),

iii.	The purchase agreement, purchase and sale agreement, timeshare services agreement, purchase contract or other related documents (collectively and as applicable, the “VSE Purchase Agreement”),

iv.	The credit report (the “VSE Credit Report”),

v.	The HUD-1 uniform settlement statement (the “VSE HUD-1”),

vi.	The truth in lending disclosure statement (the “VSE Truth in Lending Disclosure Statement”) and

vii.	Certain printed screen shots from Vistana Signature Experiences’ or its affiliate’s servicing system (the “VSE System Screen Shots,” together with the VSE Note, VSE Mortgage, VSE Purchase Agreement, VSE Credit Report, VSE HUD-1 and VSE Truth in Lending Disclosure Statement, the “VSE Source Documents”),

as applicable, that MORI indicated relate to each VSE Sample Timeshare Loan,

d.	Imaged copies of:

i.	The note, adjustable rate note secured by mortgage, note modification agreement or other related documents (collectively and as applicable, the “HVO Note”),

ii.	The purchase agreement, purchase and sale agreement, timeshare services agreement, purchase contract or other related documents (collectively and as applicable, the “HVO Purchase Agreement”),

iii.	The credit report (the “HVO Credit Report”) and

iv.	Certain printed screen shots from Hyatt Vacation Ownership’s or its affiliate’s servicing system (the “HVO System Screen Shots,” together with the HVO Note, HVO Purchase Agreement and HVO Credit Report, the “HVO Source Documents”),

as applicable, that MORI indicated relate to each HVO Sample Timeshare Loan,

e.	Imaged copies of:

i.	The purchase and sale agreement (the “WHV Agreement”),

ii.	The promissory note and security agreement (the “WHV Note”),

iii.	Certain printed screen shots and payment histories from WHV Resort Group, Inc.’s or its affiliate’s servicing system (the “WHV System Screen Shots”),

iv.	The borrower’s credit report (the “WHV Borrower Credit Report”) and

v.	The co-borrower’s credit report, as applicable, (the “WHV Co-Borrower Credit Report,” together with the WHV Agreement, WHV Note, WHV System Screen Shots and WHV Borrower Credit Report, the “WHV Source Documents,” together with the MVC Source Documents, VSE Source Documents and HVO Source Documents, the “Source Documents”),

as applicable, that MORI indicated relate to each WHV Sample Timeshare Loan,

f.	The list of relevant characteristics (the “MVC Sample Characteristics”) on the Sample Data File, which is shown on Exhibit 1 to Attachment A,

g.	The list of relevant characteristics (the “VSE Sample Characteristics”) on the Sample Data File, which is shown on Exhibit 2 to Attachment A,

h.	The list of relevant characteristics (the “HVO Sample Characteristics”) on the Sample Data File, which is shown on Exhibit 3 to Attachment A,

i.	The list of relevant characteristics (the “WHV Sample Characteristics,” together with the MVC Sample Characteristics, VSE Sample Characteristics and HVO Sample Characteristics, the “Sample Characteristics”) on the Sample Data File, which is shown on Exhibit 4 to Attachment A, and

j.	Instructions, assumptions and methodologies, which are described in Attachment A.

MORI indicated that the Sample Timeshare Loans on the Sample Data File were selected by the Structuring Agent, on behalf of MORI. MORI or the Structuring Agent, on behalf of MORI, did not inform us as to the basis for how the Structuring Agent, on behalf of MORI, determined the number of Sample Timeshare Loans or the methodology the Structuring Agent, on behalf of MORI, used to select the Sample Timeshare Loans. Additionally, MORI indicated that the Sample Timeshare Loans are expected to be representative of the Timeshare Loans.

For the purpose of the procedures described in this report, the:

a.	90 MVC Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 1 through 90,

b.	131 VSE Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 91 through 221,

c.	16 HVO Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 222 through 237 and

d.	13 WHV Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 238 through 250.

For the purpose of the procedures described in this report, certain information contained on the Sample Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. MORI is responsible for the Subject Matter, Sample Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us, or that we were instructed to obtain, as applicable, by MORI or the Structuring Agent, on behalf of MORI, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Sample Timeshare Loans or Timeshare Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by MORI, or the Structuring Agent, on behalf of MORI, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Timeshare Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Timeshare Loans,

iii.	Whether the originator(s) of the Timeshare Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Timeshare Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of MORI and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 April 2022

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	For each MVC Sample Timeshare Loan, we compared the MVC Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Sample Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the MVC Source Documents, subject to the instructions, assumptions and methodologies provided by MORI described in the notes to Exhibit 1 to Attachment A and the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this Item. Except for the information shown on Exhibit 5 to Attachment A, all such compared information was found to be in agreement.

The MVC Source Document(s) that MORI instructed us to use for each MVC Sample Characteristic are indicated on Exhibit 1 to Attachment A. Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one MVC Source Document is listed for an MVC Sample Characteristic, MORI instructed us to note agreement if the information on the Sample Data File for the MVC Sample Characteristic agreed with the corresponding information in at least one of the MVC Source Documents that are listed for such MVC Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various MVC Source Documents for any of the MVC Sample Characteristics listed on Exhibit 1 to Attachment A.

2.	For each VSE Sample Timeshare Loan, we compared the VSE Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Sample Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the VSE Source Documents or the Sample Data File, as applicable, subject to the instructions, assumptions and methodologies provided by MORI described in the notes to Exhibit 2 to Attachment A and the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this Item. All such compared information was found to be in agreement.

The VSE Source Document(s) that MORI instructed us to use for each VSE Sample Characteristic are indicated on Exhibit 2 to Attachment A. Unless otherwise indicated in the notes to Exhibit 2 to Attachment A, where more than one VSE Source Document is listed for a VSE Sample Characteristic, MORI instructed us to note agreement if the information on the Sample Data File for the VSE Sample Characteristic agreed with the corresponding information in at least one of the VSE Source Documents that are listed for such VSE Sample Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various VSE Source Documents for any of the VSE Sample Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 2

3.	For each HVO Sample Timeshare Loan, we compared the HVO Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Sample Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the HVO Source Documents or the Sample Data File, as applicable, subject to the instructions, assumptions and methodologies provided by MORI described in the notes to Exhibit 3 to Attachment A and the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this Item. All such compared information was found to be in agreement.

The HVO Source Document(s) that MORI instructed us to use for each HVO Sample Characteristic are indicated on Exhibit 3 to Attachment A. Unless otherwise indicated in the notes to Exhibit 3 to Attachment A, where more than one HVO Source Document is listed for an HVO Sample Characteristic, MORI instructed us to note agreement if the information on the Sample Data File for the HVO Sample Characteristic agreed with the corresponding information in at least one of the HVO Source Documents that are listed for such HVO Sample Characteristic on Exhibit 3 to Attachment A. We performed no procedures to reconcile any differences that may exist between various HVO Source Documents for any of the HVO Sample Characteristics listed on Exhibit 3 to Attachment A.

4.	For each WHV Sample Timeshare Loan, we compared the WHV Sample Characteristics listed on Exhibit 4 to Attachment A, as shown on the Sample Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the WHV Source Documents, subject to the instructions, assumptions and methodologies provided by MORI described in the notes to Exhibit 4 to Attachment A and the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this Item. All such compared information was found to be in agreement.

The WHV Source Document(s) that MORI instructed us to use for each WHV Sample Characteristic are indicated on Exhibit 4 to Attachment A. Unless otherwise indicated in the notes to Exhibit 4 to Attachment A, where more than one WHV Source Document is listed for a WHV Sample Characteristic, MORI instructed us to note agreement if the information on the Sample Data File for the WHV Sample Characteristic agreed with the corresponding information in at least one of the WHV Source Documents that are listed for such WHV Sample Characteristic on Exhibit 4 to Attachment A. We performed no procedures to reconcile any differences that may exist between various WHV Source Documents for any of the WHV Sample Characteristics listed on Exhibit 4 to Attachment A.

Exhibit 1 to Attachment A

MVC Sample Characteristics and MVC Source Documents

MVC Sample Characteristic	Sample Data File Field Name	MVC Source Document(s)	Note

Loan number	Loan Number	MortgageServ System Screen Shots	i.
Billing country	Billing Country	MVC Contract for Purchase or MortgageServ System Screen Shots	ii.
Billing state	Billing State	MVC Contract for Purchase or MortgageServ System Screen Shots	ii.
Interest rate	Interest Rate	MVC Note or MVC Modification
Open date	Open Date	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 or MVC Closing Disclosure
Original term	Original Term

(a)  MVC Note, MVC Deed of Trust, MVC Mortgage or MVC Modification or

(b)  (i) MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1, MVC Closing Disclosure or MortgageServ System Screen Shots and (ii) recalculation

iii.
Original balance	Original Balance	MVC Note, MVC Deed of Trust, MVC Mortgage or MVC Modification
Current balance	Current Balance	MortgageServ System Screen Shots	iv.
Original loan to value	Original Loan to Value	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 or MVC Closing Disclosure and recalculation	v.
Next payment due date	Next Payment Due Date	MortgageServ System Screen Shots	iv.
Credit score	Credit Score (Beacon)	(a) MVC Credit Report or (b) MVC Credit Report and recalculation	vi.
Monthly payment	Monthly Payment	MVC Note, MVC Deed of Trust, MVC Mortgage or MVC Modification

Exhibit 1 to Attachment A

MVC Sample Characteristic	Sample Data File Field Name	MVC Source Document(s)	Note
Maturity date (month/year)	Maturity Date (month/year)	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification or MortgageServ System Screen Shots	vii.
Down payment	Down Payment	(a) MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase or	viii.
(b) MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase and recalculation
Resort/project ID	Resort/Project Id	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 or MVC Closing Disclosure	ix.
Purchase price	Purchase Price	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 or MVC Closing Disclosure	x.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the indicated MVC Sample Characteristics for each MVC Sample Timeshare Loan, MORI instructed us to ignore differences due to abbreviation or truncation.

Exhibit 1 to Attachment A

Notes: (continued)

iii.	For the purpose of comparing the original term MVC Sample Characteristic for each MVC Sample Timeshare Loan that does not have the original term specifically stated in the applicable MVC Source Document, MORI instructed us to recalculate the original term as the difference in months between the:

a.	Maturity date (month/year) and

b.	Open date,

both as shown in the applicable MVC Source Document, subject to the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this note.

For the purpose of the recalculation described in the preceding paragraph, MORI instructed us to use the first day of the month following the open date if the open date, as shown in the applicable MVC Source Document, falls on the 29th, 30th or 31st day of the month.

iv.	MORI indicated that certain of the MortgageServ System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date. For the purpose of comparing the indicated MVC Sample Characteristics for each MVC Sample Timeshare Loan, MORI instructed us to only consider account activity shown in the MortgageServ System Screen Shots that occurred on or prior to the Preliminary Cut-Off Date.

v.	For the purpose of comparing the original loan to value MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI instructed us to recalculate the original loan to value by:

a.	Dividing the:

(1)	Original balance

by

(2)	Purchase price,

both as shown in the applicable MVC Source Document,

b.	Multiplying the result obtained in a. above by 100 and

c.	Rounding the result obtained in b. above to the nearest integer.

Exhibit 1 to Attachment A

Notes: (continued)

vi.	MORI instructed us not to compare the credit score MVC Sample Characteristic for any MVC Sample Timeshare Loan with a credit score value of “0,” “1,” “5” or “999,” as shown on the Sample Data File.

Additionally, for the purpose of comparing the credit score MVC Sample Characteristic for each MVC Sample Timeshare Loan (except for the MVC Sample Timeshare Loans described in the preceding paragraph(s) of this note), MORI instructed us to use the:

a.	Primary borrower credit score,

b.	Secondary borrower credit score or

c.	Recalculated average value of the primary borrower credit score and secondary borrower credit score,

all as shown in, or as recalculated using information shown in, the MVC Credit Report, and to note agreement if the credit score value, as shown on the Sample Data File, agreed to the corresponding information described in either a., b. or c. above. We performed no procedures to reconcile any differences that may exist relating to the information that we observed or recalculated in a., b. or c. above, as applicable.

vii.	For the purpose of comparing the maturity date (month/year) MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI instructed us to note agreement if the month and year of the maturity date, as shown on the Sample Data File, agreed with the month and year of the maturity date, as shown in the applicable MVC Source Document.

viii.	For the purpose of comparing the down payment MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI instructed us to note agreement if the value on the Sample Data File agreed with either:

a.	The corresponding information in the MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase,

b.	The result of adding the total amount of down payment or deposits, all as shown in the MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase, or

c.	The result of subtracting the:

(1)	Total closing costs or maintenance fees, as shown in the MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase,

from

(2)	Result obtained in b. above,

subject to the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this note.

For the purpose of comparing the down payment MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI instructed us to ignore differences of +/- $1.00 or less.

We performed no procedures to reconcile any differences that may exist between the applicable MVC Source Documents or resulting recalculations described in the preceding paragraph(s) of this note.

Exhibit 1 to Attachment A

Notes: (continued)

ix.	For the purpose of comparing the resort/project ID MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI:

a.	Instructed us to ignore differences due to abbreviation or truncation and

b.	Indicated that a resort/project ID value of “Aruba Ocean Club,” as shown on the Sample Data File, corresponds to a resort/project ID value of “Marriott Vacation Club International of Aruba,” as shown in the applicable MVC Source Document.

x.	For the purpose of comparing the purchase price MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI instructed us to ignore differences of +/- $1.00 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by MORI described in the notes above.

Exhibit 2 to Attachment A

VSE Sample Characteristics and VSE Source Documents

VSE Sample Characteristic	Sample Data File Field Name	VSE Source Document(s)	Note

Loan ID	Loan ID	VSE System Screen Shots	i.
Current loan balance	Current Loan Balance	VSE System Screen Shots	ii.
Original loan balance	Original Loan Balance	VSE Note, VSE HUD-1 or VSE System Screen Shots
Coupon rate	Coupon Rate	(a) VSE Note or VSE HUD-1 or (b) VSE Note and VSE System Screen Shots	iii.
Original term to maturity (months)	Original Term to Maturity (months)	(a) VSE Note, VSE System Screen Shots or VSE HUD-1 or (b) VSE Mortgage, VSE Note, VSE Truth in Lending Disclosure Statement, VSE System Screen Shots and/or VSE HUD-1 and recalculation	iv.
Remaining term to maturity (months)	Remaining Term to Maturity (months)	VSE Mortgage, VSE Note, VSE Truth in Lending Disclosure Statement, VSE System Screen Shots and/or VSE HUD-1 and recalculation	v.
Monthly payment	Monthly Payment	(a) VSE Note or VSE HUD-1 or (b) VSE Note and VSE System Screen Shots	vi.
Original maturity date (month/year)	Original Maturity Date (month/year)

(a)  VSE Mortgage, VSE Note, VSE Truth in Lending Disclosure Statement or VSE System Screen Shots or

(b)  VSE Mortgage, VSE Note, VSE Truth in Lending Disclosure Statement, VSE System Screen Shots and/or VSE HUD-1 and recalculation

vii.
Country	Country	VSE Purchase Agreement, VSE HUD-1 or VSE System Screen Shots	viii.
Sales price	Sales Price	VSE Purchase Agreement, VSE HUD-1 or VSE System Screen Shots
Down payment	Down Payment	(a) VSE Purchase Agreement or VSE System Screen Shots or, (b) VSE System Screen Shots and recalculation or	ix.

Exhibit 2 to Attachment A

VSE Sample Characteristic	Sample Data File Field Name	VSE Source Document(s)	Note
(c) VSE Purchase Agreement and/or VSE Note and recalculation
Credit score	Credit Score	VSE Credit Report	x.

Notes:

i.	For identification purposes only.

ii.	MORI indicated that certain of the VSE System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date. For the purpose of comparing the current loan balance VSE Sample Characteristic for each VSE Sample Timeshare Loan, MORI instructed us to only consider account activity shown in the VSE System Screen Shots that occurred on or prior to the Preliminary Cut-Off Date.

iii.	For the purpose of comparing the coupon rate VSE Sample Characteristic for each VSE Sample Timeshare Loan that has more than one coupon rate, as shown in the VSE Note, MORI instructed us to use the coupon rate, as shown in the VSE Note, corresponding to the coupon rate, as shown in the VSE System Screen Shots. We performed no procedures to reconcile any differences that may exist relating to the information in the VSE Note.

iv.	For the purpose of comparing the original term to maturity (months) VSE Sample Characteristic for each VSE Sample Timeshare Loan that does not have the original term to maturity (months) specifically stated in the applicable VSE Source Document, MORI instructed us to recalculate the original term to maturity (months) as the difference in months between the:

a.	Original maturity date (month/year) and

b.	First payment date,

both as shown in the applicable VSE Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

v.	For the purpose of comparing the remaining term to maturity (months) VSE Sample Characteristic for each VSE Sample Timeshare Loan, MORI instructed us to recalculate the remaining term to maturity (months) as the difference between the:

a.	Original term to maturity (months), as shown in the applicable VSE Source Document, or recalculated in accordance with any other applicable note(s), and

b.	Seasoning, as calculated using information shown on the Sample Data File, subject to the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, MORI instructed us to calculate the seasoning as the difference between the:

a.	Original term to maturity (months) and

b.	Remaining term to maturity (months),

both as shown on the Sample Data File.

vi.	For the purpose of comparing the monthly payment VSE Sample Characteristic for each VSE Sample Timeshare Loan that has more than one monthly payment, as shown in the VSE Note, MORI instructed us to use the monthly payment, as shown in the VSE Note, corresponding to the monthly payment, as shown in the VSE System Screen Shots. We performed no procedures to reconcile any differences that may exist relating to the information in the VSE Note.

vii.	For the purpose of comparing the original maturity date (month/year) VSE Sample Characteristic for each VSE Sample Timeshare Loan that does not have the original maturity date (month/year) specifically stated in the applicable VSE Source Document, MORI instructed us to recalculate the original maturity date (month/year) by adding:

a.	The result of subtracting:

(1)	One month

from

(2)	The original term to maturity (months), as shown in the applicable VSE Source Document, or recalculated in accordance with any other applicable note(s),

to

b.	The first payment date, as shown in the applicable VSE Source Document,

subject to the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this note.

Additionally, for the purpose of comparing the original maturity date (month/year) VSE Sample Characteristic for each VSE Sample Timeshare, MORI instructed us to note agreement if the month and year of the original maturity date, as shown on the Sample Data File, agreed with the month and year of the original maturity date, as shown in the applicable VSE Source Document or as recalculated above.

Exhibit 2 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the country VSE Sample Characteristic for each VSE Sample Timeshare Loan, MORI instructed us to note agreement with a country value of “United States,” as shown on the Sample Data File, if the corresponding state value, as shown in the applicable VSE Source Document, is located in the United States, subject to the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, MORI instructed us to ignore differences due to abbreviation or truncation.

ix.	For the purpose of comparing the down payment VSE Sample Characteristic for each VSE Sample Timeshare Loan, MORI instructed us to note agreement if the value on the Sample Data File agreed with either:

a.	The corresponding information in the VSE Purchase Agreement or VSE System Screen Shots,

b.	The result of adding the down paymnt and other chgs incl., both as shown in the VSE System Screen Shots, or

c.	The result of adding the total amount of down payment or deposits, all as shown in the VSE Purchase Agreement or VSE Note, or

d.	The result of subtracting the:

(1)	Administrative fee, as shown in the VSE Purchase Agreement, from

(2)	Result obtained in c. above.

We performed no procedures to reconcile any differences that may exist between the applicable VSE Source Documents or resulting recalculations described in the preceding paragraph(s) of this note.

x.	MORI instructed us not to compare the credit score VSE Sample Characteristic for any VSE Sample Timeshare Loan with a credit score value of “0” or “999,” as shown on the Sample Data File.

Additionally, for the purpose of comparing the credit score VSE Sample Characteristic for each VSE Sample Timeshare Loan (except for the VSE Sample Timeshare Loans described in the preceding paragraph(s) of this note), MORI instructed us to note agreement if the credit score value, as shown on the Sample Data File, agreed to at least one credit score, as shown in the VSE Credit Report. We performed no procedures to reconcile any differences that may exist relating to the information in the VSE Credit Report.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by MORI described in the notes above.

Exhibit 3 to Attachment A

HVO Sample Characteristics and HVO Source Documents

HVO Sample Characteristic	Sample Data File Field Name	HVO Source Document(s)	Note

Loan ID	Loan ID	HVO System Screen Shots	i.
Current loan balance	Current Loan Balance	HVO System Screen Shots	ii.
Original loan balance	Original Loan Balance	HVO Note
Coupon rate	Coupon Rate	HVO Note or HVO System Screen Shots
Original term to maturity (months)	Original Term to Maturity (months)	HVO Note
Remaining term to maturity (months)	Remaining Term to Maturity (months)	HVO Note and recalculation	iii.
Monthly payment	Monthly Payment	HVO Note or HVO System Screen Shots
Original maturity date (month/year)	Original Maturity Date (month/year)	HVO Note	iv.
Country	Country	HVO Purchase Agreement	v.
Sales price	Sales Price	HVO Purchase Agreement
Down payment	Down Payment	HVO Purchase Agreement and recalculation	vi.
Credit score	Credit Score	HVO Credit Report

Notes:

i.	For identification purposes only.

ii.	MORI indicated that certain of the HVO System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date. For the purpose of comparing the current loan balance HVO Sample Characteristic for each HVO Sample Timeshare Loan, MORI instructed us to only consider account activity shown in the HVO System Screen Shots that occurred on or prior to the Preliminary Cut-Off Date.

Exhibit 3 to Attachment A

Notes: (continued)

iii.	For the purpose of comparing the remaining term to maturity (months) HVO Sample Characteristic for each HVO Sample Timeshare Loan, MORI instructed us to recalculate the remaining term to maturity (months) as the difference between the:

a.	Original term to maturity (months), as shown in the HVO Note, and

b.	Seasoning, as calculated using information shown on the Sample Data File, subject to the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, MORI instructed us to calculate the seasoning as the difference between the:

a.	Original term to maturity (months) and

b.	Remaining term to maturity (months),

both as shown on the Sample Data File.

iv.	For the purpose of comparing the original maturity date (month/year) HVO Sample Characteristic for each HVO Sample Timeshare Loan, MORI instructed us to note agreement if the month and year of the original maturity date, as shown on the Sample Data File, agreed with the month and year of the original maturity date, as shown in the HVO Note.

v.	For the purpose of comparing the country HVO Sample Characteristic for each HVO Sample Timeshare Loan, MORI instructed us to note agreement with a country value of “United States,” as shown on the Sample Data File, if the corresponding state value, as shown in the applicable HVO Source Document, is located in the United States, subject to the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, MORI instructed us to ignore differences due to abbreviation or truncation.

vi.	For the purpose of comparing the down payment HVO Sample Characteristic for each HVO Sample Timeshare Loan, MORI instructed us to recalculate the down payment by subtracting:

a.	The closing costs from

b.	The total deposits and closing costs due from purchaser,

both as shown in the HVO Purchase Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by MORI described in the notes above.

Exhibit 4 to Attachment A

WHV Sample Characteristics and WHV Source Documents

WHV Sample Characteristic	Sample Data File Field Name	WHV Source Document(s)	Note

Account number	Account Number	WHV Note	i.
Geographical location of the obligor	Geographical Location of the Obligor	WHV Agreement or WHV System Screen Shots
Purchase price	Purchase Price	WHV Agreement
Down payment	Down Payment	WHV Agreement and recalculation	ii.
Note Date	Note Date	WHV Note
Original term to stated maturity	Original Term to Stated Maturity	WHV Note
Original loan balance	Original Loan Balance	WHV Note
Coupon rate	Coupon Rate	WHV Note or WHV System Screen Shots
Monthly payment amount	Monthly Payment Amount	WHV Note or WHV System Screen Shots	iii.
Borrower credit score	Borrower Credit Score	WHV Borrower Credit Report	iv.
Co-borrower credit score	Co-borrower credit score	WHV Co-Borrower Credit Report	iv.
Current balance	Current Balance	WHV System Screen Shots	v.
Next payment due date	Next Payment Due Date	WHV System Screen Shots	v.

Exhibit 4 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the down payment WHV Sample Characteristic for each WHV Sample Timeshare Loan (except for Sample Timeshare Loan Numbers 241, 242, 243, 245, 246 and 248), MORI instructed us to recalculate the down payment as the sum of the:

a.	Deposit toward the purchase price and

b.	Additional deposit toward the purchase price,

both as shown in the WHV Agreement.

For the purpose of comparing the down payment WHV Sample Characteristic for Sample Timeshare Loan Numbers 241, 242, 243, 245, 246 and 248, MORI instructed us recalculate the down payment as the sum of the:

a.	Deposit toward the purchase price,

b.	Additional deposit toward the purchase price and

c.	Transfer of equity,

all as shown in the WHV Agreement.

iii.	For the purpose of comparing the monthly payment amount WHV Sample Characteristic, MORI instructed us to ignore differences of +/-$0.01.

iv.	MORI instructed us not to compare the indicated WHV Sample Characteristics for any WHV Sample Timeshare Loan with a corresponding value of <blank>, “0,” “1” or “9,” as shown on the Sample Data File.

Additionally, for the purpose of comparing the indicated WHV Sample Characteristics for each WHV Sample Timeshare Loan (except for the WHV Sample Timeshare Loans described in the preceding paragraph(s) of this note), MORI instructed us to note agreement if the corresponding value, as shown on the Sample Data File, agreed to at least one value, as shown in such WHV Source Document. We performed no procedures to reconcile any differences that may exist relating to the information shown in the WHV Source Documents.

v.	MORI indicated that certain of the WHV System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date. For the purpose of comparing the indicated WHV Sample Characteristics for each WHV Sample Timeshare Loan, MORI instructed us to only consider account activity shown in the WHV System Screen Shots that occurred on or prior to the Preliminary Cut-Off Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by MORI described in the notes above.

Exhibit 5 to Attachment A

MVC Sample Characteristic Differences

Sample Timeshare Loan Number	MVC Sample Characteristic	Sample Data File Value	MVC Source Document Value

5	Credit score	600	813

21	Credit score	769	768

38	Credit score	746	758

72	Credit score	650	796